Transactions with related companies and joint venture - Accounts receivable, payable fromto associates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	$ 193,538	$ 181,492
Other Receivables	661,011	671,707
Trade payables	295,028	232,115
Associates
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	669	421
Other Receivables	2,285	2,486
Trade and other receivable total	2,954	2,907
Other payables	251	14
Total trade and other payables	1,024	468
Compania Minera Coimolache S.A. | Associates
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	669	421
Trade payables	773	454
Sociedads Minera Cerro Verde S.A.A. | Associates
Disclosure Of Transactions with associates companies [Line Items]
Other Receivables	6	0
Transportadora Callao SA | Associates
Disclosure Of Transactions with associates companies [Line Items]
Other Receivables	$ 2,279	$ 2,486